John Hancock International Growth Fund Investment Strategy - Class A C I R2 R4 R6 [Member] - John Hancock International Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. “Free cash flow” is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.